SEPARATE ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2020
Insurance [Abstract]
Schedule of Fair Value of Separate Accounts by Major Category of Investment
Information regarding the Separate Accounts of the Company is as follows (in millions):

	Separate Accounts with Guarantees			Non-Guaranteed Separate Accounts	Total
	Indexed	Non-Indexed Guarantee Less than/equal to 4%	Non-Indexed Guarantee More than 4%
	(in millions)
1. Premiums, considerations or deposits for year ended 12/31/20	$—	$—	$—	$248.2	$248.2

2. Reserves at December 31, 2020 for accounts with assets at:
a. Market value	—	—	—	2,361.6	2,361.6
b. Amortized cost	39.2	392.5	—	—	431.7
c. Total reserves	$39.2	$392.5	$—	$2,361.6	$2,793.3

3. By withdrawal characteristics:
a. Subject to discretionary withdrawal:
b. With market value adjustment	39.2	—	—	—	39.2
c. At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	2,361.6	2,361.6
d. At market value	—	—	—	—	—
e. At book value without market value adjustment and with current surrender charge less than 5%	—	392.5	—	—	392.5
f. Subtotal	39.2	392.5	—	2,361.6	2,793.3
g. Not subject to discretionary withdrawal	—	—	—	—	—
h. Total (Gross: Direct and Assumed) (1)	$39.2	$392.5	$—	$2,361.6	$2,793.3
    ____________
(1)The Separate Accounts reserves are subject to $1,160.1 million of MODCO Reinsurance with Protective.

Reconciliation of Net Transfers To or (From) Separate Accounts
Reconciliation of Net Transfers To or (From) Separate Accounts (in millions):

1. Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
a. Transfers to Separate Accounts	$248.2
b. Transfers from Separate Accounts	254.5
c. Net transfers to or (from) Separate Accounts (a) - (b)	$(6.3)
2. Reconciling Adjustments:
a._____________	—
b._____________	—
c._____________	—
3. Transfers as Reported in the Summary of Operations of
the Life, Accident & Health Annual Statement	$(6.3)